FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
New Revolving Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unamortized debt discount and issuance costs	$ 2.8	$ 3.8